Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current
Cash and cash equivalents	$ 54,917	$ 71,439
Restricted cash (note 17)	2,153	1,599
Pool receivables from affiliates, net (note 15h)	56,549	15,550
Accounts receivable, including affiliate balances of $2.1 million (2017 - $0.8 million)	17,365	19,288
Due from affiliates (note 15f)	39,663	49,103
Current portion of derivative assets (note 12)	2,905	1,016
Prepaid expenses	34,096	18,690
Other current assets (note 2)	17,943	0
Total current assets	225,591	176,685
Restricted cash - long-term (note 17)	3,437	2,672
Vessels and equipment At cost, less accumulated depreciation of $494.4 million (2017 - $512.0 million) (notes 10 and 20)	1,401,551	1,737,792
Vessels related to capital leases At cost, less accumulated depreciation of $111.3 million (2017 - $25.4 million) (notes 11 and 20)	482,010	227,722
Investment in and advances to equity-accounted for investments (note 7)	25,766	25,460
Derivative assets (note 12)	2,973	4,226
Intangible assets At cost, less accumulated depreciation of $10.9 million (2017 - $8.2 million) (note 8)	11,625	14,605
Other non-current assets	74	127
Goodwill (note 8)	8,059	8,059
Total assets	2,161,086	2,197,348
Current
Accounts payable, including affiliate balances of $0.6 million (2017 - $nil)	11,146	7,860
Accrued liabilities (notes 9, 12 and 15f)	40,856	34,608
Current portion of long-term debt (note 10)	106,236	166,745
Current portion of derivative liabilities (note 12)	57	0
Current obligation related to capital leases (note 11)	20,896	7,227
Deferred revenue	0	557
Due to affiliates (note 15f)	18,570	19,717
Total current liabilities	197,761	236,714
Long-term debt (note 10)	629,170	785,557
Long-term obligation related to capital leases (note 11)	354,393	141,681
Other long-term liabilities (note 21)	32,829	26,795
Total liabilities	1,214,153	1,190,747
Commitments and contingencies (notes 7, 10, 11 and 12)
Equity
Common stock and additional paid-in capital (585.0 million shares authorized, 231.6 million Class A and 37.0 million class B shares issued and outstanding as of December 31, 2018) (2017 - 385.0 million shares authorized, 231.2 million Class A and 37.0 million Class B shares issued and outstanding) (notes 5 and 14)	1,295,929	1,294,998
Accumulated deficit	(348,996)	(288,397)
Total equity	946,933	1,006,601
Total liabilities and equity	$ 2,161,086	$ 2,197,348